Pension and other post-retirement benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits Disclosure [Line Items]
Defined contribution pension plan cost	$ 8,798	$ 8,446
Accumulated benefit obligation for pension plan	526,517	439,458
Defined benefit plan, amounts recognized in other comprehensive income (loss), net prior service cost (credit)	(7,798)	$ (1,875)
Pension Plans
Employee Benefits Disclosure [Line Items]
Expected employer contributions for next year	24,140
Other Postretirement Benefit Plans, Defined Benefit
Employee Benefits Disclosure [Line Items]
Expected employer contributions for next year	$ 5,736